CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenue from related parties	¥ 15,927	¥ 37,987	¥ 7,848